Personnel - Additional Information (Detail) - EUR (€)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Total Cost of Employees as a Personal Cost [Line Items]
Total staff cost before any capitalization					€ 109,969,000	€ 43,685,000	€ 19,210,000
Development programs expense, capitalised	€ 8,591,000	€ 1,368,000	€ 21,737,000	€ 8,277,000	17,947,000	11,149,000	6,219,000
Social Security Cost					7,812	3,443	1,781
Capitalised development expenditure [member]
Disclosure of Total Cost of Employees as a Personal Cost [Line Items]
Total staff cost before any capitalization					68,889,000	€ 29,425,000	€ 10,744,000
Development programs expense, capitalised					€ 15,421,000